Borrowings - Other (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Borrowings
Borrowings repayments	$ 51,746	$ 54,838
Two steam vessels reclassified as held for sale
Borrowings
Current portion of borrowings	$ 69,125